Related Party Transactions - Schedule of Aggregate Amount of Compensation Received by the Group’s Key Management (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Salaries and wages		$ 8,989	$ 8,179	$ 7,678
Variable cash compensation	[1]	23,390	18,658	18,727
Share-based payments			7,217	6,863
Aggregate amount of compensation		$ 32,379	$ 34,054	$ 33,268

[1]	The JBS S.A typically approves its executives’ profit-sharing program at the end of February each year, based on the results of the prior year. Accordingly, the profit-sharing amount presented in these financial statements reflects the actual payments made during the year ended December 31, 2024, related to prior periods